Impact of changes in global operating and economic environment (Details)	12 Months Ended
	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2021 ZAR (R) R / $	Jun. 30, 2020 ZAR (R) R / $	Jun. 30, 2022 ZAR_per_AUD	Jun. 30, 2021 ZAR_per_AUD
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Closing foreign exchange rate	16.27	14.27	17.32	11.25	10.72
Foreign exchange translation gain/(loss)	R 742,000,000	R (1,234,000,000)	R 1,199,000,000